State Street SPDR SP Emerging Asia Pacific ETF Average Annual Total Returns	12 Months Ended	16 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Emerging Asia Pacific BMI Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.57%		4.40%		8.82%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	20.65%	7.91%	8.61%	8.41%
State Street SPDR SP Emerging Asia Pacific ETF
Prospectus [Line Items]
Average Annual Return, Percent	21.94%		4.20%		8.77%
State Street SPDR SP Emerging Asia Pacific ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.74%		3.82%		8.34%
State Street SPDR SP Emerging Asia Pacific ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.53%		3.33%		7.16%